Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000241134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at POP
Average Annual Return, Percent	[1],[2]	0.62%	2.70%		1.99%
C000241136 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at POP
Average Annual Return, Percent	[3],[4]	(14.81%)	0.56%		0.98%
Without Sales Load [Member] | C000241133 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Global Alternatives Fund (Class R6/GAFNX) at NAV
Average Annual Return, Percent	[5]	6.77%	4.19%		2.88%
Without Sales Load [Member] | C000241132 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Global Alternatives Fund (Class I/GAFYX) at NAV
Average Annual Return, Percent	[6]	6.78%	4.11%		2.82%
Without Sales Load [Member] | C000241131 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Global Alternatives Fund (Class C/GAFCX) at NAV and with CDSC
Average Annual Return, Percent	[7],[8]	5.69%	3.09%		1.80%
Without Sales Load [Member] | C000241134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at NAV
Average Annual Return, Percent	[9]	6.48%	3.87%		2.57%
Without Sales Load [Member] | C000241136 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at NAV
Average Annual Return, Percent	[10]	(9.86%)	1.71%		1.55%
Without Sales Load [Member] | C000241137 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Managed Futures Strategy Fund (Class C/ASFCX) at NAVandwith CDSC
Average Annual Return, Percent	[11],[12]	(10.62%)	0.93%		0.79%
Without Sales Load [Member] | C000241138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Managed Futures Strategy Fund (Class I/ASFYX) at NAV
Average Annual Return, Percent	[13]	(9.78%)	1.94%		1.80%
Without Sales Load [Member] | C000241135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus AlphaSimplex Managed Futures Strategy Fund (Class R6/AMFNX) at NAV
Average Annual Return, Percent	[14]	(9.61%)	2.06%	2.89%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Average Annual Return, Percent		17.13%	13.40%	14.27%	14.45%
Barclay Fund of Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barclay Fund of Funds Index
Average Annual Return, Percent		11.18%	4.61%		3.98%
Credit Suisse Managed Futures Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent		(4.04%)	2.24%	0.81%	0.55%
SG Trend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SG Trend Index
Average Annual Return, Percent		2.48%	6.99%	5.28%	3.67%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[6]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[8]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[9]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[10]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[12]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[13]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[14]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.